Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Consolidated Assets For The Right-Of-Use (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	$ 1,120
Foreign currency translation effects	(324)	$ 76	$ 135
Net book value at Ending of period	1,128	1,120
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,120	1,243	1,285
Additions of new leases	296	227	213
Cancellations and remeasurements	(125)	(134)	(76)
Business combinations			13
Depreciation	(258)	(283)	(239)
Foreign currency translation effects	95	67	47
Net book value at Ending of period	1,128	1,120	1,243
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	2,330	2,389	2,265
Net book value at Ending of period	2,399	2,330	2,389
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(1,210)	(1,146)	(980)
Net book value at Ending of period	(1,271)	(1,210)	(1,146)
Land [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	248	270
Additions of new leases	45	59
Cancellations and remeasurements	(15)	(28)
Depreciation	(1)	(17)
Foreign currency translation effects	20	(36)
Net book value at Ending of period	297	248	270
Land [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	395	409
Net book value at Ending of period	439	395	409
Land [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(147)	(139)
Net book value at Ending of period	(142)	(147)	(139)
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Foreign currency translation effects	(172)	12
Building [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	196	204
Additions of new leases	21	22
Cancellations and remeasurements	(27)	(19)
Depreciation	(77)	(37)
Foreign currency translation effects	19	26
Net book value at Ending of period	132	196	204
Building [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	401	457
Net book value at Ending of period	335	401	457
Building [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(205)	(253)
Net book value at Ending of period	(203)	(205)	(253)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Foreign currency translation effects	(19)	(76)
Machinery And Equipment [Member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	668	758
Additions of new leases	207	143
Cancellations and remeasurements	(82)	(87)
Depreciation	(165)	(226)
Foreign currency translation effects	48	80
Net book value at Ending of period	676	668	758
Machinery And Equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,513	1,502
Net book value at Ending of period	1,570	1,513	1,502
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(845)	(744)
Net book value at Ending of period	(894)	(845)	(744)
Other assets [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	8	11
Additions of new leases	23	3
Cancellations and remeasurements	(1)
Depreciation	(15)	(3)
Foreign currency translation effects	8	(3)
Net book value at Ending of period	23	8	11
Other assets [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	21	21
Net book value at Ending of period	55	21	21
Other assets [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(13)	(10)
Net book value at Ending of period	$ (32)	$ (13)	$ (10)